Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended	16 Months Ended	28 Months Ended	40 Months Ended	52 Months Ended
	Jul. 14, 2025 [2]	Dec. 01, 2021		Sep. 30, 2025	Mar. 31, 2022	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
Curasset Capital Management Core Bond Fund Founders Class
Account Value [Line Items]
Accumulated Value		$ 10,000	[1]		$ 9,558			$ 9,288	$ 9,643	$ 10,101	$ 10,470
Curasset Capital Management Core Bond Fund Institutional Class
Account Value [Line Items]
Accumulated Value	$ 100,000			$ 102,226.72921590168		$ 103,151.42189021464	$ 103,054.41827183792
Curasset Capital Management Limited Term Income Fund Founders Class
Account Value [Line Items]
Accumulated Value		10,000	[3]		9,785			9,871	10,447	11,007	11,471
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 100,000	10,000	[1]	$ 102,896.1	9,374	$ 104,028	$ 103,979.4	8,926	9,077	9,520	9,934
Bloomberg US 1-3 Yr Bond Index
Account Value [Line Items]
Accumulated Value		$ 10,000	[3]		$ 9,753			$ 9,787	$ 10,243	$ 10,863	$ 11,347

[1]	Inception
[2]	Inception
[3]	Inception